Stockholders' Equity Deficit - Common Stock (Details)				3 Months Ended	12 Months Ended
	Oct. 29, 2021 shares	Jan. 27, 2021 shares	Oct. 23, 2020 shares	Mar. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2022 shares
Stockholders' Deficit
Conversion ratio					1
Percent of difference between total return and price threshold multiplied					20.00%
Class A common stock
Stockholders' Deficit
Common stock, shares authorized				500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued including subject to redemption				2,120,269	2,120,269	8,378,414
Common stock, shares outstanding including subject to redemption				2,120,269	2,120,269	8,378,414
Number of independent director shares outstanding					30,000	30,000
Common stock, shares outstanding				30,000	30,000
Class A common stock | Gerald Gorman
Stockholders' Deficit
Number of shares issued			10,000
Class A common stock | Adrian Steckel
Stockholders' Deficit
Number of shares issued		10,000
Class A common stock | Mr. David K. Moskowitz
Stockholders' Deficit
Number of shares issued	10,000
Class A common stock not subject to possible redemption
Stockholders' Deficit
Number of independent director shares outstanding				30,000	30,000
Common stock, shares outstanding					30,000	30,000	8,348,384
Class B common stock
Stockholders' Deficit
Common stock, shares authorized				50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding				18,750,000	18,750,000	18,750,000
Common stock, number of votes per share | Vote				1	1
Conversion ratio				1	1
Founder shares | Gerald Gorman
Stockholders' Deficit
Number of shares issued			10,000
Founder shares | Class B common stock
Stockholders' Deficit
Threshold voting power				0.67	0.67
Sponsor | Class B common stock
Stockholders' Deficit
Common stock, shares outstanding				89.9
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					89.90%	89.90%